SUMMARY OF SIGNIFICANT ACCONTING POLICIES (Details Narrative) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Summary Of Significant Acconting Policies Details Narrative
Cash and cash equivalents	$ 75,839	$ 174,113	$ 194,041	$ 2,140,669